SCHEDULE OF PROPERTY AND EQUIPMENT (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Property and equipment, gross	$ 994,700	$ 875,669
Less: accumulated depreciation	(199,641)	(147,231)
Property and equipment, net	795,059	728,438
Electronic Bicycle [Member]
Property and equipment, gross	942,892	829,004
Furniture and Fixtures [Member]
Property and equipment, gross	$ 51,808	$ 46,665